TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of components of income (loss) before tax for the years

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Income (loss) before income tax expense
Income from China operations	2,484,608	2,936,269	10,550,583
Loss from non‑China operations	(1,343,882)	(2,643,979)	(2,666,588)
Total income before income tax expense	1,140,726	292,290	7,883,995

Income tax expense from China operations
Current income tax expense	1,759,725	1,275,779	2,243,600
Deferred tax (benefit)/expense	(169,673)	237,615	(273,191)
Income tax expense from China operations	1,590,052	1,513,394	1,970,409
Income tax expense from non‑China operations	75,440	176,180	23,982
Total income tax expense	1,665,492	1,689,574	1,994,391

Schedule of reconciliation between the PRC statutory income rate and the effective tax rate

	For the Year Ended December 31,
	2021	2022	2023
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential treatments	(12.4)%	(39.5)%	(3.7)%
Tax effect of tax-exempt entities	34.0%	253.4%	8.4%
Effect on tax rates in different tax jurisdiction	2.1%	33.0%	0.3%
Tax effect of permanent difference	49.7%	151.9%	(4.1)%
Tax effect of R&D deduction and others	(21.2)%	(58.0)%	(2.0)%
Change in valuation allowance	68.8%	212.2%	1.4%
Effect tax rates	146.0%	578.0%	25.3%

Schedule of the effect of tax holiday related to China operations

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands, except for per share data)

Tax holiday effect	141,554	115,521	294,698
Basic net income per share effect	0.04	0.03	0.08
Diluted net income per share effect	0.04	0.03	0.08
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,549,122	3,569,179	3,521,380
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,549,122	3,569,179	3,611,653

Schedule of tax effects of temporary differences to the deferred income tax assets and liabilities

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Deferred tax assets
Net operating loss carrying forward	2,788,131	3,144,161
Asset impairment	688,855	779,493
Deferred rental cost	48,290	17,642
Unrealized profits	184,837	154,012
Accrual expense	417,462	371,329
Others	81,420	75,825
Less: Valuation Allowance	(3,310,975)	(3,385,876)
Deferred tax assets, net of valuation allowance	898,020	1,156,586

Deferred tax liability
Fair value change of certain investments	(45,559)	(18,544)
Intangible assets	(343,200)	(299,025)
Deferred revenue	(3,489)	(4,666)
Total deferred tax liability	(392,248)	(322,235)

Schedule of movements of the valuation allowance

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)

Balance at the beginning of the year	(2,178,650)	(2,892,268)	(3,310,975)
Remeasurement due to application of preferential tax rate	—	—	(17,011)
Additions	(1,293,679)	(1,029,453)	(794,643)
Reversals	571,595	575,365	687,180
Write-offs	8,466	35,381	49,573
Balance at the end of the year	(2,892,268)	(3,310,975)	(3,385,876)